UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Ocean Fund Advisors, LLC
           -------------------------------------------
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           -------------------------------------------

Form  13F  File  Number:  28-05963
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 8/20/2002
---------------------                ----------------                 ---------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           24
                                              -----------

Form  13F  Information  Table  Value  Total:  $    29,251
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
3M Company                     Common           88579Y101   615000    5000          Sole              5000      0    0
Amgen Inc                      Common           031162100  1035274   24720          Sole             24720      0    0
Argosy Gaming Corp             Common           040228108   454400   16000          Sole             16000      0    0
BJ's Wholesale Club            Common           05548J106   539000   14000          Sole             14000      0    0
Biotech Hldrs Tr Deposit       Common           09067D201   832000   10000          Sole             10000      0    0
Clear Channel Communications   Common           184502102   352220   11000          Sole             11000      0    0
Coca Cola Co                   Common           191216100  1120000   20000          Sole             20000      0    0
EMC Corp                       Common           268648102    94375   12500          Sole             12500      0    0
Estee Lauder                   Common           518439104   352000   10000          Sole             10000      0    0
Family Dollar Stores           Common           307000109   620400   17600          Sole             17600      0    0
General Dynamics               Common           369550108   744450    7000          Sole              7000      0    0
IDEC Pharmaceuticals           Common           449370105   638100   18000          Sole             18000      0    0
McDonalds Corp                 Common           580135101   614520   21600          Sole             21600      0    0
NASDAQ 100 TR Unit Series      Option           631100104 13702500  525000     Call Sole                 0      0    0
NASDAQ 100 TR Unit Series      Common           631100104  1044000   40000          Sole             40000      0    0
Northrop Grumman Corp          Common           666807102   875000    7000          Sole              7000      0    0
Pepsico Inc                    Common           713448108   563940   11700          Sole             11700      0    0
Pfizer Inc                     Common           717081103   875000   25000          Sole             25000      0    0
Pharmaceuticals Holders        Common           71712A206  1276275   16500          Sole             16500      0    0
Reebok Intl Inc                Common           758110100   666700   22600          Sole             22600      0    0
Sherwin Williams Co            Common           824348106   595607   19900          Sole             19900      0    0
Tenet Healthcare Corp          Common           88033G100   601020   12600          Sole             12600      0    0
Unitedhealth Group In          Common           91324P102   631695    6900          Sole              6900      0    0
Univision Communications       Common           914906102   408200   13000          Sole             13000      0    0